Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 15, 2023
Entity Registrant Name	MATTEL, INC.
Entity Central Index Key	0000063276
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by Mattel, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on May 18, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2023 Annual Meeting of Stockholders held on May 15, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“Say-on-Pay”). No other changes have been made to the Original Form 8-K.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245-5012
City Area Code	310
Local Phone Number	252-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 per share
Trading Symbol	MAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	May 15, 2023